                            RULE 497(j) CERTIFICATION



         Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, the Registrant certifies that the forms of prospectuses and statements of additional information that would have been filed under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 31 filed on December 19, 2003 and effective on January 1, 2004 pursuant to Rule 485(b). The text of Post-Effective Amendment No. 31 was filed electronically.

                                      American Performance Funds
                                      Registrant

                                      /s/ Walter B. Grimm*
                                      -----------------------------------------
                                      Walter B. Grimm
                                      President

                                      *By /s/ Alan G. Priest
                                      -----------------------------------------
                                      Alan G. Priest
                                      Attorney in Fact

December 30, 2003